Inventories	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

At March 31, 2013 and December 31, 2012, inventories consisted of the following:

	March 31, 2013	December 31, 2012
Finished goods	$653,894	$627,338
Raw materials and purchased components	176,939	171,373
Health care supplies	160,799	154,840
Work in process	84,934	83,258
Inventories	$1,076,566	$1,036,809